--------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
--------------------------------------------------------------------------------

[LOGO]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)


--------------------------------------------------------------------------------



                                                                     New England
                                                             Capital Growth Fund

                                                               [Graphic Omitted]

------------------
JUNE 30, 1997
------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                     AUGUST 1997
--------------------------------------------------------------------------------


DEAR NEW ENGLAND FUNDS SHAREHOLDER,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,

/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer, President

--------------------------------------------------------------------------------
                      NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------


                                      AWARD-WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------


---------------------    For two years running we're proud to announce that
        DALBAR,          Dalbar, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.



                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                  See next page [symbol - hand pointing right]

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustratng a $10,000 investment in the Fund since inception 8/3/92, compared to the S&P Index over the same period. The data for this chart are as follows:]

--------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

                 COMPARED TO STANDARD & POOR'S 500(R) INDEX(4)
                       SINCE INCEPTION THROUGH JUNE 1997

              Net Asset              With Maximum               S&P 500
               Value(1)             Sales Charge(2)             Index(4)

8/3/92         $10,000                  $ 9,425                  $10,000
6/93           $11,838                  $11,157                  $10,918
6/94           $11,221                  $10,576                  $11,112
6/95           $14,696                  $13,851                  $14,000
6/96           $17,609                  $16,597                  $17,630
6/97           $20,700                  $19,509                  $23,735


This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B and Class C share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                        NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS 6/30/97
--------------------------------------------------------------------------------
                                                                        SINCE
 CLASS A (Inception 8/3/92)      YTD         1 YEAR       3 YEARS     INCEPTION
 Net Asset Value(1)             10.90%       17.55%       22.64%       15.97%
 With Max. Sales Charge(2)       4.50        10.79        20.25        14.58
 Standard & Poor's 500(4)       20.59        34.63        28.79        19.14
 Lipper Growth Fund Average(5)  14.28        23.96        22.86        16.60
--------------------------------------------------------------------------------
                                                                       SINCE
 CLASS B (Inception 9/13/93)     YTD         1 YEAR       3 YEARS    INCEPTION
 Net Asset Value(1)             10.46%       16.65%       21.71%       14.72%
 With CDSC(3)                    5.46        11.65        21.03        14.18
 Standard & Poor's 500(4)       20.59        34.63        28.79        21.75
 Lipper Growth Fund Average(5)  14.28        23.96        22.86        16.84
--------------------------------------------------------------------------------
 Class C (Inception 12/30/94)    YTD         1 YEAR   SINCE INCEPTION
 Net Asset Value(1)             10.46%       16.66%       22.62%
 Standard & Poor's 500(4)       20.59        34.63        33.31
 Lipper Growth Fund Average(5)  14.28        23.96        25.85

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

    NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Standard & Poor's 500(R) Index (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives, as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------
                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Q. Please discuss the Fund's performance in light of the current investment environment.

[Photos omitted]
Scott Pape and Bruce Ebel
Loomis, Sayles & Co., L.P.

New England Capital Growth Fund produced total return of 10.90% (Class A shares at net asset value) for the semiannual period ended June 30, 1997. While Fund performance lagged behind the 20.59% Return on the Standard & Poor's 500 Stock Index(R), results were more in line with the average growth fund return of 14.28%, as measured by the Lipper Growth Fund Average.

Our position in smaller, emerging growth stocks hampered results relative to large company stocks. As in 1996, the market remained narrow in its focus -- favoring a limited number of large-capitalization stocks for their liquidity and perceived lower risk. Mid- and smaller-capitalization companies failed to keep pace, often despite strong fundamentals. In May and June, these emerging sectors began to recover and performance improved.

Q. What were the Fund's key portfolio sectors and strategies?

We emphasized consumer staples, including household products, food, beverage and health care companies with less economic sensitivity and strong international recognition. We also liked technology, a sector whose customers continue to reap the benefits of improving price performance. In business services, another group we favored, credit-card processors, insurers and others continued to prosper as a basic raw material -- computing power -- became less costly. Larger holdings that did well include Microsoft, Coca Cola, Gillette and American International Group (AIG).

Meanwhile, we minimized holdings in utilities, where we see little growth ahead, and in energy, where current earnings growth rates appear unsustainable.

We committed more than 30% of the Fund to emerging growth companies, a sector where valuations are more attractive than they have been in years. Compared to larger companies, these firms rely less on cost cuts and restructuring to boost earnings, focusing instead on product innovation and niche markets. Some better-known holdings are Parametric Technologies, CUC International, Thermo Electron and Tellabs.

Q. What is your market outlook? What does it imply for the Fund?

Factors supporting current price levels should persist: moderate economic growth, low inflation, stable interest rates, record earnings and strong dollar flows into financial assets.

Appreciation may slow for those few corporate giants that have accounted for much of the market's rise. We believe investor interest will broaden to encompass smaller companies whose valuations appear reasonable. Finally, we remain committed to our basic strategy of owning "America's premier companies" -- industry leaders with outstanding growth potential.

--------------------------------------------------------------------------------
                         NEW ENGLAND CAPITAL GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  YOUR FUND'S FIVE LARGEST INVESTMENTS 6/30/97
--------------------------------------------------------------------------------
     COMPANY                                            PERCENTAGE OF ASSETS
--------------------------------------------------------------------------------
 1.  STARBUCKS CORP.                                            2.54
--------------------------------------------------------------------------------
 2.  GILLETTE CO.                                               2.51
--------------------------------------------------------------------------------
 3.  MICROSOFT CORP.                                            2.35
--------------------------------------------------------------------------------
 4.  GENERAL ELECTRIC CO.                                       2.20
--------------------------------------------------------------------------------
 5.  CUC INTERNATIONAL, INC.                                    2.19
--------------------------------------------------------------------------------

Portfolio holdings subject to change.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

COMMON STOCKS--99.8% OF TOTAL NET ASSETS

SHARES       DESCRIPTION                                                  VALUE (a)
-------------------------------------------------------------------------------------
         AEROSPACE--1.5%
 55,200  Boeing Co. (c) ..............................................  $  2,929,050
                                                                        ------------
         AIRLINES--1.1%
 79,800  Southwest Airlines ..........................................     2,064,825
                                                                        ------------
         APPAREL & TEXTILES--0.5%
 17,900  NIKE, Inc., Class B .........................................     1,044,913
                                                                        ------------
         BANKS--2.0%
  7,600  Chase Manhattan Corp. .......................................       737,675
 36,000  First Bank Systems, Inc. ....................................     3,073,500
                                                                        ------------
                                                                           3,811,175
                                                                        ------------
         BEVERAGES--1.3%
 36,300  Coca-Cola Co. ...............................................     2,450,250
                                                                        ------------
         BUSINESS SERVICES--14.2%
 80,000  ABR Information Services, Inc. (c) ..........................     2,320,000
 30,000  Aurum Software, Inc. ........................................       720,000
 67,000  Automatic Data Processing, Inc. .............................     3,149,000
 85,000  Checkfree Corp. (c) .........................................     1,498,125
 58,600  Cintas Corp. ................................................     4,028,750
 50,000  Danka Business Systems (ADR) (d) ............................     2,043,750
 87,600  First Data Corp. ............................................     3,848,925
 91,250  Fiserv, Inc. (c) ............................................     4,072,031
 71,250  Paychex, Inc. ...............................................     2,707,500
  9,600  Stewart Enterprises, Inc. ...................................       403,200
 44,000  Sun Guard Data Systems ......................................     2,046,000
 35,625  Sykes Enterprises, Inc. (c) .................................       926,250
                                                                        ------------
                                                                          27,763,531
                                                                        ------------
         CHEMICALS--1.8%
 81,900  Monsanto Co. ................................................     3,526,819
                                                                        ------------
         COMPUTER SOFTWARE & SERVICES--10.4%
 21,400  Computer Associates International, Inc. .....................     1,191,713
 13,000  Electronic Arts .............................................       437,125
 45,400  HBO & Co. ...................................................     3,126,925
 49,400  HNC Software, Inc. (c) ......................................     1,883,375
 33,000  McAfee Associates, Inc. .....................................     2,083,125
 36,300  Microsoft Corp. (c) .........................................     4,587,412
 60,700  Oracle Systems Corp. (c) ....................................     3,057,763
 92,500  Parametric Technology Corp. (c) .............................     3,937,031
                                                                        ------------
                                                                          20,304,469
                                                                        ------------
         COMPUTERS & BUSINESS EQUIPMENT--8.3%
 46,200  3Com Corp. (c) ..............................................     2,079,000
 74,600  Cascade Communications Corp. (c) ............................     2,060,825
 43,500  Cisco Systems, Inc. (c) .....................................     2,919,938
 35,200  Hewlett-Packard Co. .........................................     1,971,200
 71,900  PairGain Technologies, Inc. (c) .............................     1,114,450
 46,000  QUALCOMM, Inc. (c) ..........................................     2,340,250
 68,500  Tellabs, Inc. (c) ...........................................     3,827,437
                                                                        ------------
                                                                          16,313,100
                                                                        ------------
         CONGLOMERATES--1.3%
 72,000  Thermo Electron Corp. (c) ...................................     2,448,000
                                                                        ------------
         CONSTRUCTION MATERIALS--0.6%
 25,000  Fastenal Co. ................................................     1,225,000
                                                                        ------------
         CONTAINERS & GLASS--0.4%
 13,300  Crown Cork & Seal Company, Inc. .............................       710,719
                                                                        ------------
         ELECTRICAL EQUIPMENT--2.2%
 65,600  General Electric Co. ........................................     4,288,600
                                                                        ------------
         ELECTRONIC COMPONENTS--6.7%
 20,000  Altera Corp. (c) ............................................     1,010,000
 23,000  Intel Corp. .................................................     3,261,688
 60,000  LSI Logic Corp. (c) .........................................     1,920,000
 18,750  Molex, Inc. .................................................       684,375
 90,325  Molex, Inc., Class A ........................................     3,150,084
 44,200  Solectron Corp. (c) .........................................     3,094,000
                                                                        ------------
                                                                          13,120,147
                                                                        ------------
         ELECTRONICS--1.7%
 48,900  Andrew Corp. (c) ............................................     1,375,312
 31,000  Cymer, Inc. (c) .............................................     1,511,250
  4,800  Texas Instruments, Inc. .....................................       403,500
                                                                        ------------
                                                                           3,290,062
                                                                        ------------
         FINANCIAL SERVICES--2.7%
 36,700  Charles Schwab Corp. ........................................     1,493,231
 80,000  MGIC Investment Corp. .......................................     3,835,000
                                                                        ------------
                                                                           5,328,231
                                                                        ------------
         FOOD & BEVERAGES--0.5%
  8,400  Hershey Foods Corp. .........................................       464,625
  5,800  Pioneer HI Bred International, Inc. .........................       464,000
                                                                        ------------
                                                                             928,625
                                                                        ------------
         GAS & PIPELINE UTILITIES--0.5%
 21,900  Enron Corp. .................................................       893,794
                                                                        ------------
         HEALTH CARE--DRUGS--9.6%
 32,000  Abbott Laboratories .........................................     2,136,000
 56,600  Amgen, Inc. .................................................     3,289,875
 47,700  Biogen, Inc.  (c) ...........................................     1,615,838
 18,200  Eli Lilly & Co. .............................................     1,989,487
 36,300  Johnson & Johnson ...........................................     2,336,812
 39,600  Merck & Co. .................................................     4,098,600
230,000  Oncor, Inc. (c) .............................................       905,625
 12,100  Pfizer, Inc. ................................................     1,445,950
 65,000  Somatogen, Inc. (c) .........................................       300,625
  4,700  Warner-Lambert Co. ..........................................       583,975
                                                                        ------------
                                                                          18,702,787
                                                                        ------------
         HEALTH CARE--MEDICAL TECHNOLOGY--3.2%
 29,300  Boston Scientific Corp. (c) .................................     1,800,119
 64,700  CardioThoracic Systems, Inc. ................................       905,800
 70,000  Idexx Laboratories, Inc. (c) ................................       870,625
 32,200  Medtronic, Inc. (c) .........................................     2,608,200
                                                                        ------------
                                                                           6,184,744
                                                                        ------------
         HEALTH CARE--SERVICES--3.7%
 54,600  Columbia/HCA Healthcare Corp. (c) ...........................     2,146,463
139,400  Healthsouth Corp. (c) .......................................     3,476,287
 46,500  Phycor, Inc. (c) ............................................     1,601,344
                                                                        ------------
                                                                           7,224,094
                                                                        ------------
         HOTELS & RESTAURANTS--4.2%
 11,600  Boston Chicken, Inc. (c) ....................................       162,400
 18,600  Circus Circus Enterprises, Inc. (c) .........................       458,025
 20,000  Einstein Noah Bagel Corp. (c) ...............................       238,750
 65,000  Lone Star Steakhouse & Saloon (c) ...........................     1,690,000
 40,000  Primadonna Resorts, Inc. (c) ................................       772,500
127,500  Starbucks Corp. (c) .........................................     4,964,531
                                                                        ------------
                                                                           8,286,206
                                                                        ------------
         HOUSEHOLD PRODUCTS--4.5%
 19,500  Corning, Inc. ...............................................     1,084,687
 51,760  Gillette Co. ................................................     4,904,260
 15,700  Kimberly-Clark Corp. ........................................       781,075
 50,000  Newell Co. ..................................................     1,981,250
                                                                        ------------
                                                                           8,751,272
                                                                        ------------
         INSURANCE--2.0%
 23,700  American International Group, Inc. (c) ......................     3,540,187
  7,100  Travelers, Inc. .............................................       447,744
                                                                        ------------
                                                                           3,987,931
                                                                        ------------
         MACHINERY--1.5%
 60,600  Illinois Tool Works, Inc. ...................................     3,026,213
                                                                        ------------
         MEDIA & ENTERTAINMENT--1.0%
 25,500  Walt Disney Co. .............................................     2,046,375
                                                                        ------------
         OIL--INDEPENDANT PRODUCERS--1.4%
 46,100  Anadarko Petroleum Corp. ....................................     2,766,000
                                                                        ------------
         OIL--MAJOR INTEGRATED--0.3%
  7,000  Amoco Corp. .................................................       608,563
                                                                        ------------
         OIL SERVICES--2.0%
 26,800  Baker Hughes, Inc. ..........................................     1,036,825
 30,700  Rowan Companies, (c) ........................................       865,356
 16,100  Schlumberger, Ltd. ..........................................     2,012,500
                                                                        ------------
                                                                           3,914,681
                                                                        ------------
         PHOTOGRAPHY--0.6%
 15,600  Eastman Kodak Co. ...........................................     1,197,300
                                                                        ------------
         RETAIL--0.5%
 26,400  Wal-Mart Stores, Inc. .......................................       892,650
                                                                        ------------
         RETAIL--SPECIALTY--5.3%
166,000  CUC International, Inc. (c) .................................     4,284,875
 45,000  Home Depot, Inc. ............................................     3,102,187
251,700  Petsmart, Inc. (c) ..........................................     2,894,550
                                                                        ------------
                                                                          10,281,612
                                                                        ------------
         TELECOMMUNICATION--0.7%
 11,200  MCI Communications Corp. ....................................       428,750
 20,600  Paging Network, Inc. (c) ....................................       180,894
 25,500  WorldCom, Inc. (c) ..........................................       816,000
                                                                        ------------
                                                                           1,425,644
                                                                        ------------
         TOBACCO--1.6%
 71,000  Philip Morris Companies, Inc. ...............................     3,150,625
                                                                        ------------
         Total Common Stocks (Identified Cost $147,079,104) ..........   194,888,007
                                                                        ------------

SHORT TERM INVESTMENTS--0.2%

 FACE
AMOUNT       DESCRIPTION                                                       VALUE (a)
-----------------------------------------------------------------------------------------
$515,956  Associates Corp. North America, 6.100%, 7/01/97 .............      $    515,956
                                                                             ------------
          Total Short Term Investments (Identified Cost $515,956) .....           515,956
                                                                             ------------
          Total Investments--100.0% (Identified Cost $147,595,060) (b)        195,403,963
          Other assets less liabilities ...............................           (60,269)
                                                                             ------------
          Total Net Assets--100% ......................................      $195,343,694
                                                                             ============
(a)See Note 1a.
(b)Federal Tax Information:
   At June 30, 1997 the net unrealized appreciation on investments based on cost of $147,595,060 for federal income tax purposes was as follows:
     Aggregate gross unrealized appreciation for all investments in
       which there is an excess of value over tax cost ..............        $ 55,614,484
     Aggregate gross unrealized depreciation for all investments in
       which there is an excess of tax cost over value ..............          (7,805,581)
                                                                             ------------
              Net unrealized appreciation .............................      $ 47,808,903
                                                                             ============
(c)Non-income producing security.
(d)An American Depository Receipt (ADR) is a certificate issued by a
   U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United
   States or Canada.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value ..................................              $195,403,963
  Receivable for:
    Fund shares sold ....................................                   138,255
    Securities sold .....................................                   279,991
    Dividends and interest ..............................                   111,864
    Foreign taxes .......................................                       141
  Unamortized organization expense ......................                     5,899
  Prepaid registration expense ..........................                     8,000
                                                                       ------------
                                                                        195,948,113
LIABILITIES
  Payable for:
    Securities purchased ................................   $255,313
    Fund shares redeemed ................................    150,673
    Withholding taxes ...................................        794
  Accrued expenses:
    Management fees .....................................    119,266
    Deferred trustees' fees .............................     10,902
    Accounting and administrative .......................      3,450
    Other expenses ......................................     64,021
                                                            --------
                                                                            604,419
                                                                       ------------
NET ASSETS ..............................................              $195,343,694
                                                                       ============
  Net Assets consist of:
    Capital paid in .....................................              $136,665,578
    Undistributed net investment losses .................                  (948,137)
    Accumulated net realized gains ......................                11,817,350
    Unrealized appreciation on investments ..............                47,808,903
                                                                       ------------
NET ASSETS ..............................................              $195,343,694
                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($150,953,176 divided by 7,064,288 shares of
   beneficial interest) .................................                    $21.37
                                                                             ======
Offering price per share
 (100/94.25 of $21.37) ..................................                    $22.67*
                                                                             ======
Net asset value and offering price of Class B shares
  ($43,566,727 divided by 2,104,866 shares of beneficial
  interest) .............................................                    $20.70**
                                                                             ======
Net asset value and offering price of Class C shares
  ($823,791 divided by 39,794 shares of beneficial interest)                 $20.70
                                                                             ======
  Identified cost of investments ........................              $147,595,060
                                                                       ============

 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
Six months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends .................................................                      $  549,370(a)
  Interest ..................................................                          37,274
                                                                                   ----------
                                                                                      586,644
  Expenses
    Management fees .........................................      $683,324
    Service fees - Class A ..................................       177,728
    Service and distribution fees - Class B .................       196,757
    Service and distribution fees - Class C .................         3,458
    Trustees' fees and expenses .............................        11,373
    Accounting and administrative ...........................        20,702
    Custodian ...............................................        44,320
    Transfer agent ..........................................       293,309
    Audit and tax services ..................................        16,000
    Legal ...................................................         9,956
    Printing ................................................        26,106
    Registration ............................................        26,984
    Amortization of organization expenses ...................        11,950
    Miscellaneous ...........................................         5,322
                                                                   --------
  Total expenses ............................................                       1,527,289
                                                                                  -----------
  Net investment loss .......................................                        (940,645)
                                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on Investments - net ........................                       7,745,307
  Unrealized appreciation on  Investments - net .............                      12,278,829
                                                                                  -----------
  Net gain on investment transactions .......................                      20,024,136
                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................                     $19,083,491
                                                                                  ===========

(a) Net of foreign taxes of: $1,210

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

(unaudited)

                                                                                       SIX MONTHS
                                                                YEAR ENDED                ENDED
                                                               DECEMBER 31,              JUNE 30,
                                                                   1996                   1997
                                                             ----------------       ----------------
FROM OPERATIONS
  Net investment loss .....................................     $  (1,428,178)          $   (940,645)
  Net realized gain on investments ........................        18,744,410              7,745,307
  Unrealized appreciation on investments ..................         8,386,925             12,278,829
                                                                -------------           ------------
  Increase in net assets from operations ..................        25,703,157             19,083,491
                                                                -------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gain on investments
    Class A ...............................................       (14,938,405)                     0
    Class B ...............................................        (3,853,333)                     0
    Class C ...............................................           (66,669)                     0
                                                                -------------           ------------
                                                                  (18,858,407)                     0
                                                                -------------           ------------
  Increase (decrease) in net assets derived from capital
    share transactions                                             22,332,195             (3,008,649)
                                                                -------------           ------------
  Total increase in net assets ............................        29,176,945             16,074,842

NET ASSETS
  Beginning of the period .................................       150,091,907            179,268,852
                                                                -------------           ------------
  End of the period .......................................     $ 179,268,852           $195,343,694
                                                                =============           ============
UNDISTRIBUTED NET INVESTMENT LOSS
  Beginning of the period .................................     $           0           $     (7,492)
                                                                =============           ============
  End of the period .......................................     $      (7,492)          $   (948,137)
                                                                =============           ============

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(unaudited)

                                                                                   CLASS A
                                              -------------------------------------------------------------------------------------
                                               AUGUST 3(c)                                                              SIX MONTHS
                                                THROUGH                     YEAR ENDED DECEMBER 31,                       ENDED
                                              DECEMBER 31,       ---------------------------------------------------      JUNE 30,
                                                 1992            1993          1994           1995           1996          1997
                                              -----------        ----          ----           ----           ----          ----
Net Asset Value, Beginning of Period ....        $12.50         $14.23        $15.27         $15.02         $18.41        $19.27
                                                 ------         ------        ------         ------         ------        ------
Income From Investment Operations
Net Investment  Income (Loss) ...........          0.02           0.00         (0.08)         (0.11)(b)      (0.14)(g)     (0.09)
Net Realized and  Unrealized Gain
  (Loss) on Investments .................          1.84           1.12         (0.17)          4.74           3.22          2.19
                                                 ------         ------        ------         ------         ------        ------
Total From  Investment  Operations ......          1.86           1.12         (0.25)          4.63           3.08          2.10
                                                 ------         ------        ------         ------         ------        ------
Less Distributions
Dividends From Net Investment  Income ...         (0.02)          0.00          0.00           0.00           0.00          0.00
Distributions From Net Realized Capital
  Gains .................................         (0.11)         (0.08)         0.00          (1.24)         (2.22)         0.00
                                                 ------         ------        ------         ------         ------        ------
Total  Distributions ....................         (0.13)         (0.08)         0.00          (1.24)         (2.22)         0.00
                                                 ------         ------        ------         ------         ------        ------
Net Asset Value,  End of Period .........        $14.23         $15.27        $15.02         $18.41         $19.27        $21.37
                                                 ======         ======        ======         ======         ======        ======
Total Return (%) (e) ....................          14.9            7.9          (1.6)          30.7           17.1          10.9
Ratio of Operating Expenses to Average
  Net Assets (%)a .......................          1.00(d)        1.23          1.63           1.61           1.50          1.51 (d)
Ratio of Net Investment Income (loss) to
  Average Net Assets (%) ................          0.74(d)       (0.03)        (0.45)         (0.67)         (0.71)        (0.87)(d)
Portfolio Turnover  Rate (%) ............            15             77            82             69             74            35 (d)
Average Commission Rate (f) .............          --             --            --             --        $  0.0509      $ 0.0507
Net Assets, End of  Period (000) ........     $  34,772      $  98,735     $  95,803      $ 123,504      $ 141,326      $150,953

(a) The ratio of operating expenses to
    average net assets without giving
    effect to voluntary expense
    limitations would have been (%) .....          2.20(d)        1.58          --            --              --            --
(b) Per share net investment income (loss)
    does not reflect the period's reclassification
    of permanent differences between book and tax
    basis net investment income (loss). See Note 1d.
(c) Commencement of Operations.
(d) Computed on an annualized basis.
(e) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------

(unaudited)

                                                                                   CLASS B
                                             -----------------------------------------------------------------------
                                             SEPTEMBER 13(c)                                              SIX MONTHS
                                                THROUGH                YEAR ENDED DECEMBER 31,               ENDED
                                              DECEMBER 31,      -----------------------------------        JUNE 30,
                                                  1993          1994           1995          1996             1997
                                              -----------       ----           ----          ----         ----------
Net Asset Value, Beginning of Period ......      $14.79         $15.24        $14.89         $18.09         $18.74
                                                 ------         ------        ------         ------         ------
Income From Investment Operations
Net Investment Income (Loss) ..............        0.00          (0.08)        (0.16)(b)      (0.28)(g)      (0.15)
Net Realized and Unrealized Gain (Loss) on
  Investments .............................        0.53          (0.27)         4.60           3.15           2.11
                                                 ------         ------        ------         ------         ------
Total From Investment Operations ..........        0.53          (0.35)         4.44           2.87           1.96
                                                 ------         ------        ------         ------         ------
Less Distributions
Distributions From Net Realized Capital
  Gains ...................................       (0.08)          0.00         (1.24)         (2.22)          0.00
                                                 ------         ------        ------         ------         ------
Total Distributions .......................       (0.08)          0.00         (1.24)         (2.22)          0.00
                                                 ------         ------        ------         ------         ------
Net Asset Value, End of Period ............      $15.24         $14.89        $18.09         $18.74         $20.70
                                                 ======         ======        ======         ======         ======
Total Return (%)(e) .......................         3.6           (2.3)         29.7           16.2           10.5
Ratio of Operating Expenses to
Average Net Assets (%)(a) .................        2.29 (d)       2.38          2.36           2.25           2.26 (d)
Ratio of Net Investment Income (loss) to
Average Net Assets (%) ....................       (1.15)(d)      (1.20)        (1.42)         (1.46)         (1.62)(d)
Portfolio Turnover Rate (%) ...............          77             82            69             74             35 (d)
Average Commission Rate (f) ...............        --             --            --          $0.0509        $0.0507
Net Assets, End of Period (000) ...........      $6,748        $15,390       $26,234        $37,439        $43,567

(a) The ratio of operating expenses to
    average net assets without giving
    effect to voluntary expense
    limitations would have been (%) .......        2.29(d)         --            --             --             --
(b) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1d.
(c) Commencement of Operations.
(d) Computed on an annualized basis.
(e) A contingent deferred sales charge is not reflected in total return calculations in the case of the Class B shares. Periods less than one year are not annualized.
(f)  For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(g)  Per share net investment income (loss) has been calculated using the average shares outstanding during the year.



                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
--------------------------------------------------------------------------------

(unaudited)

                                                             CLASS C
                                             -----------------------------------------
                                                                            SIX MONTHS
                                               YEAR ENDED DECEMBER 31,         ENDED
                                             -------------------------        JUNE 30,
                                                  1995           1996          1997
                                                 ------         ------      ----------
Net Asset Value, Beginning of Period ....        $14.89         $18.08        $18.74
                                                 ------         ------        ------
Income From Investment Operations
Net Investment Income (Loss) ............         (0.09)(a)      (0.28)(e)     (0.14)
Net Realized and Unrealized Gain (Loss)
  on Investments ........................          4.52           3.16          2.10
                                                 ------         ------        ------
Total From Investment Operations ........          4.43           2.88          1.96
                                                 ------         ------        ------
Less Distributions
Distributions From Net Realized Capital
  Gains .................................         (1.24)         (2.22)         0.00
                                                 ------         ------        ------
Total Distributions .....................         (1.24)         (2.22)         0.00
                                                 ------         ------        ------
Net Asset Value, End of Period ..........        $18.08         $18.74        $ 20.70
                                                 ======         ======        =======
Total Return (%)(c) .....................          29.7           16.2          10.5
Ratio of Operating Expenses to Average
  Net Assets (%) ........................          2.36           2.25          2.26 (b)
Ratio of Net Investment Income (loss) to
  Average Net Assets (%) ................         (1.42)         (1.46)        (1.62)(b)
Portfolio Turnover Rate (%) .............            69             74            35 (b)
Average Commission Rate (d) .............          --          $0.0509       $0.0507
Net Assets, End of Period (000) .........          $354           $504          $824

(a) Per share net investment income (loss) does not reflect the period's reclassification of permanent differences between book and tax basis net investment income (loss). See Note 1d.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(e) Per share net investment income (loss) has been calculated using the average shares outstanding during the year.




                See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B and Class C shares. The Fund commenced its public offering of Class B shares on September 13, 1993 and of Class C shares on December 30, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1,1997). Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Funds is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

F. ORGANIZATION EXPENSE. Costs incurred in fiscal 1992 in connection with the Fund's organization and registration, amounting to approximately $75,980 in the aggregate, were paid by the Fund and are being amortized by the Fund based on projected annual average net assets over 60 months.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were $32,310,967 and $35,904,451, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Loomis Sayles & Company, L.P. at the rate of 0.60% of the first $25 million of the Fund's average daily net assets, 0.55% of the next $75 million and 0.50% of the next $100 million, 0.35% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles & Company, L.P. under the management agreement in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED
     -----------
     $196,781                    New England Funds Management, L.P.
     $486,543                    Loomis Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund,
(ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and
(iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $20,702 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $197,430 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $177,728 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1997 is $563,284.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $49,189 and $864 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $147,568 and $2,594 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $238,950.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

     Annual Retainer                             $2,121
     Meeting Fee                                 $114/meeting
     Committee Meeting Fee                       $68/meeting
     Committee Chairman Retainer                 $75/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into three classes, Class A, Class B and Class C capital stock. Transactions in capital shares were as follows:

                                                       YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ----------------------------        --------------------------
CLASS A                                        SHARES            AMOUNT          SHARES           AMOUNT
                                             ---------        -----------        -------        -----------
Shares sold ..........................       1,203,520        $23,479,369        575,029        $11,250,839
Shares issued in connection with
 the reinvestment of:
  Distributions from net
    realized gain  ...................         756,936         14,477,042              0                  0
                                             ---------        -----------        -------        -----------
                                             1,960,456         37,956,411        575,029         11,250,839
Shares repurchased ...................      (1,337,035)       (26,121,440)      (843,678)       (16,556,131)
                                             ---------        -----------        -------        -----------
Net increase (decrease) ..............         623,421        $11,834,971       (268,649)       $(5,305,292)
                                             ---------        -----------        -------        -----------

                                                       YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ----------------------------        --------------------------
CLASS B                                        SHARES            AMOUNT          SHARES           AMOUNT
                                             ---------        -----------        -------        -----------
Shares sold ..........................         567,615        $10,820,271        265,886         $5,096,673
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    realized gain ....................         198,737          3,703,740              0                  0
                                             ---------        -----------        -------        -----------
                                               766,352         14,524,011        265,886          5,096,673
Shares repurchased ...................        (218,153)        (4,167,995)      (159,251)        (3,056,086)
                                             ---------        -----------        -------        -----------
Net increase .........................         548,199        $10,356,016        106,635        $ 2,040,587
                                             ---------        -----------        -------        -----------

                                                       YEAR ENDED                      SIX MONTHS ENDED
                                                   DECEMBER 31, 1996                    JUNE 30, 1997
                                             ----------------------------        --------------------------
CLASS C                                        SHARES            AMOUNT          SHARES           AMOUNT
                                             ---------        -----------        -------        -----------
Shares sold ..........................          21,535        $   414,964         22,395        $   430,546
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    realized gain ....................           3,454             64,268              0                  0
                                             ---------        -----------        -------        -----------
                                                24,989            479,232         22,395            430,546
Shares repurchased ...................         (17,682)          (338,024)        (9,471)          (174,490)
                                             ---------        -----------        -------        -----------
Net increase .........................           7,307        $   141,208         12,924        $   256,056
                                             ---------        -----------        -------        -----------

Increase (decrease) derived from
  capital shares transactions ........       1,178,927        $22,332,195       (149,090)       $(3,008,649)
                                             =========        ===========        =======        ===========

                            NEW ENGLAND BALANCED FUND
                             NEW ENGLAND VALUE FUND
                         SUPPLEMENT DATED AUGUST 1, 1997
   TO NEW ENGLAND STOCK FUNDS CLASSES A, B AND C PROSPECTUS DATED MAY 1, 1997
                 AND NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS
                DATED MAY 1, 1997 (AS SUPPLEMENTED JULY 28, 1997)

THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH IN THE "FUND MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Anne Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500 - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

--------------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                  STOCK FUNDS
                              Star Small Cap Fund
                                  Growth Fund
                               Star Advisers Fund
                              Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                           INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                              Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

     This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management fees and other items of interest. Investors are advised to read the prospectus carefully before investing.
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NEW ENGLAND FUNDS(R)

Where The Best Minds Meet(R)





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 399 Boylston Street
Boston, Massachusetts
        02116
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        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
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        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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